Series H and Series I Redeemable Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Series H and Series I Redeemable Convertible Preferred Stock

NOTE 9. SERIES H AND SERIES I REDEEMABLE CONVERTIBLE PREFERRED STOCK

Series H and I Preferred Stock

On May 25, 2012, the Company entered into a preferred stock subscription agreement (the “Series H and I Subscription Agreement”) with Riverwood Holdings and certain other purchasers, pursuant to which the Company issued 60,705 shares of Series H Convertible Preferred Stock (the “Series H Preferred Stock”) and 6,364 shares of Series I Convertible Preferred Stock (the “Series I Preferred Stock” and together with the Series H Preferred Stock, the “Preferred Shares”) at a price of $1,000 per Preferred Share (the “Series H and I Preferred Offering”), for gross proceeds of $67.1 million. As compensation for Riverwood’s provision of certain financial and structural analysis, due diligence investigations, corporate strategy and other advice and negotiation assistance to the Company in connection with the Series H and I Preferred Offering, the Company issued a warrant to Riverwood Management (the “Riverwood Warrant”) representing the right to purchase 18,092,511 shares of common stock at a variable exercise price that will be determined on the date of exercise.

On September 25, 2012, the Company also entered into a separate preferred stock subscription agreement (together, the “September 2012 Subscription Agreements”) with each of (i) Portman Limited (“Portman”) and (ii) Cleantech Europe II (A) LP (“Cleantech A”) and Cleantech Europe II (B) LP (“Cleantech B” and together with Cleantech A, “Zouk”), pursuant to which the Company issued 49,000 shares of Series H Preferred Stock at a price of $1,000 per shares of Series H Preferred Stock (the “September 2012 Preferred Offering”), for gross proceeds of $49.0 million. In conjunction with the September 2012 Preferred Offering, the Company also issued warrants to each of Portman, Cleantech A and Cleantech B to purchase 4,000,000, 3,406,041 and 593,959 shares of common stock, respectively (the “September 2012 Warrants”).

On September 11, 2013, in connection with the Series J Preferred Offering, Riverwood and Pegasus, as the “Primary Investors” of the Series H Preferred Stock and Series I Preferred Stock, respectively, approved the Amended and Restated Series H Certificate of Designation and the Amended and Restated Series I Certificate of Designation (collectively, the “Amended Certificates of Designation”) and certain holders of shares of Series H Preferred Stock and Series I Preferred Stock agreed to make certain amendments to the agreements entered into in connection with the purchase of (i) the shares of Series H Preferred Stock and Series I Preferred Stock and (ii) the Company’s previously issued shares of Series F Preferred Stock and Series G Preferred Stock, which were subsequently converted into shares of Series H Preferred Stock and Series I Preferred Stock (collectively, the “Preferred Stock Subscription Agreements”).

The Amended Certificates of Designation amend the terms of the Series H Certificate of Designation and Series I Certificate of Designation to, among other things, (i) reduce the price used to determine the number of shares of common stock each share of Series H Preferred Stock and Series I Preferred Stock can be converted into at the election of each holder from $1.18 to $0.95 (the “Conversion Price”); (ii) remove the covenant requiring the Company to comply with certain minimum thresholds related to the Company’s consolidated earnings before interest, taxes, depreciation and amortization for 2013 and 2014; (iii) increase, from $10 million to $50 million, the amount of indebtedness the Company can incur without the consent of Riverwood and Pegasus (in each case, in their capacity as “Primary Investor” of the Series H Preferred Stock and Series I Preferred Stock, respectively) and (iv) make certain other clarifying amendments to the Certificates of Designation. The reduction in the Conversion Price for the Series H Preferred Stock and the Series I Preferred Stock resulted in the Company recording a deemed dividend of $14.4 million, which is reflected in earnings per share allocated to controlling shareholders and noncontrolling shareholders.

The Preferred Shares are entitled to dividends of the same type as any dividends or other distribution of any kind payable or to be made on outstanding shares of common stock, on an as converted basis. Each Preferred Share is convertible at any time, at the election of the holder thereof, into the Optional Conversion Shares equal to the quotient obtained by dividing (a) the $1,000 by (b) the $0.95 conversion price, subject to certain adjustments.

In accordance with ASC 480, “Distinguishing Liabilities from Equity,” the Preferred Shares are recorded as mezzanine equity because the Preferred Shares contain terms that allow the holder to redeem the shares for cash, and for which redemption is not solely within the control of the Company. In accordance with ASC 480-10-S99, the Company will recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the Preferred Shares to equal the redemption value at the end of each reporting period. There was no change in the redemption value during the period ending September 30, 2013.

Riverwood Warrants

The Riverwood Warrant was issued to Riverwood Management on May 25, 2012 in consideration for services provided in connection with the Series H and I Preferred Offering. The Riverwood Warrant represents the right to purchase 18,092,511 shares of common stock at a variable exercise price that will be determined on the date of exercise. Subsequent to the issuance of the Riverwood Warrant, Riverwood assigned a portion of the Riverwood Warrant representing the right to purchase an aggregate of 5,427,751 shares of common stock to certain of the former members of Riverwood Management. The exercise price will be equal to the difference obtained by subtracting (a) the fair market value for each share of common stock on the day immediately preceding the date of exercise from (b) the quotient obtained by dividing (i) 5% of the amount by which the total equity value of the Company exceeds $523.9 million (as may be adjusted for subsequent capital raises) by (ii) the number of shares of common stock underlying the Riverwood Warrants; provided that for so long as the total equity value of the Company is less than or equal to $523.9 million (as may be adjusted for subsequent capital raises) the Riverwood Warrants will not be exercisable. The Riverwood Warrants provide for certain anti-dilution adjustments and if unexercised, expire on May 25, 2022.

The Riverwood Warrants are considered a derivative financial instrument in accordance with ASC 815-10-15, “Derivatives and Hedging” due to the variable nature of the warrant exercise price. The Riverwood Warrants were recorded as a liability at fair value using the Monte Carlo valuation method at issuance with changes in fair value measured and recorded at the end of each quarter. The change in fair value of the Riverwood Warrants was $(2.1) million and $2.4 million for the three months ended September 30, 2013 and 2012, respectively, and was included in the (increase) decrease in fair value of liabilities under derivative contracts in the consolidated statement of operations and comprehensive loss. The change in fair value of the Riverwood Warrants was $1.3 million and $2.7 million for the nine months ended September 30, 2013 and 2012, respectively, and was included in the decrease in fair value of liabilities under derivative contracts in the consolidated statement of operations and comprehensive loss.

September 2012 Warrants and September 2012 Commitment Agreement

In connection with the issuance of the September 2012 Warrants, on September 25, 2012, the Company entered into a Commitment Agreement (the “September 2012 Commitment Agreement”) with Pegasus, pursuant to which the Company is obligated to buy from Pegasus IV or its affiliates shares of common stock equal to the number of shares, if any, for which the September 2012 Warrants are exercised, up to an aggregate number of shares of common stock equal to the aggregate number of shares of common stock underlying all of the September 2012 Warrants (the “Pegasus Commitment”). The purchase price for any shares of common stock purchased by the Company pursuant to the Pegasus Commitment will be equal to the consideration paid to the Company pursuant to the September 2012 Warrants. With respect to any September 2012 Warrants exercised on a cashless basis, the consideration to Pegasus IV in exchange for the number of shares of common stock issued to the exercising holder of September 2012 Warrants would be the reduction in the Pegasus Commitment equal to the reduction in the number of shares underlying the September 2012 Warrants.

Subject to certain limitations, Pegasus IV has the right to cancel its obligations to the Company pursuant to the September 2012 Commitment Agreement with respect to all or a portion of the Pegasus Commitment then outstanding (a “Pegasus Call”). Upon the exercise of a Pegasus Call, the Company will have the obligation to purchase that number of September 2012 Warrants equal to the Pegasus Commitment subject to the Pegasus Call for an amount equal to the consideration paid by Pegasus IV pursuant to such Pegasus Call.

The September 2012 Warrants are exercisable on or after the tenth business day following the third anniversary of the Issuance Date at an exercise price of $0.72 per share of common stock. If unexercised, the September 2012 Warrants expire upon the earlier of (i) a Change of Control of the Company (as defined in the Series H Certificate of Designation) prior to the three-year anniversary of the Issuance Date; (ii) the occurrence of any event that results in holders of shares of Series H Preferred Stock having a right to require the Company to redeem the shares of Series H Preferred Stock prior to the three-year anniversary of the Issuance Date; (iii) consummation of a qualified public offering (“QPO”) (as defined in the Series H Certificate of Designation) prior to the three-year anniversary of the Issuance Date or (iv) receipt by the Company of a Redemption Notice (as defined in the Subscription Agreements). The September 2012 Warrants also provide for certain anti-dilution adjustments.

The September 2012 Warrants are considered derivative financial instruments in accordance with ASC 815-10-15, “Derivatives and Hedging” due to the cash settlement feature in the instrument. The September 2012 Warrants were recorded as liabilities at fair value using the Monte Carlo valuation method at issuance with changes in fair value measured and recorded at the end of each quarter. The increase in fair value of the September 2012 Warrants was $320,000 and $240,000 for the three and nine months ended September 30, 2013, respectively, and was included in additional paid-in capital. There was no change in fair value of the September 2012 Warrants for the period from September 25, 2012 (date of issuance) through September 30, 2012.

The Pegasus Commitment is classified as a financial instrument under ASC 480, “Distinguishing Liabilities from Equity” due to the Company’s obligation to purchase its own shares in the event the September 2012 Warrants are exercised by the holders. The Pegasus Commitment was recorded as an asset at fair value using the Monte Carlo valuation method at issuance with changes in fair value measured and recorded at the end of each quarter. The change in fair value of the Pegasus Commitment was $320,000 and $240,000 for the three and nine months ended September 30, 2013, respectively, and was included in additional paid-in capital. The change in fair value of the Pegasus Commitment generally offsets the change in fair value of the September 2012 Warrants for the same period.

NOTE 9: SERIES H AND SERIES I REDEEMABLE CONVERTIBLE PREFERRED STOCK

Series H and I Preferred Stock

On May 25, 2012, the Company entered into the Series H and I Subscription Agreement with Riverwood and certain other accredited investors. Pursuant to the Series H and I Subscription Agreement, the Company issued an aggregate of 60,705 shares of Series H Preferred Stock and 6,364 shares of Series I Preferred Stock at a price of $1,000 (the “Stated Value”) per Preferred Share. The Company raised gross proceeds of $67.1 million in the Series H and I Preferred Offering.

The Preferred Shares are entitled to dividends of the same type as any dividends or other distribution of any kind payable or to be made on outstanding shares of common stock, on an as converted basis. Each Preferred Share is convertible at any time, at the election of the holder thereof, into the number of shares of common stock (the “Optional Conversion Shares”) equal to the quotient obtained by dividing (a) the Stated Value of such Preferred Share by (b) the $1.18 conversion price, subject to certain adjustments. The fair market value of the common stock was $1.50 per share on the date of the Series H and I Preferred Offering. Consequently, the Company recorded a beneficial conversion feature of $17.7 million and $16.9 million to the Series H Preferred Stock and Series I Preferred Stock, respectively, and an offset of $34.6 million to additional paid-in capital, each as of May 25, 2012. The beneficial conversion feature was calculated as the product of (a) $0.32 (the difference between the conversion price of $1.18 and the fair market value of the common stock of $1.50) multiplied by (b) the number of shares of common stock issuable upon conversion of such Preferred Shares.

Upon the consummation of a qualified public offering (a “QPO”) where (i) the gross proceeds received by the Company and any selling stockholders in the offering are no less than $100 million and (ii) the market capitalization of the Company immediately after consummation of the offering is no less than $500 million, each outstanding Preferred Share will automatically convert into the number of shares of common stock equal to the greater of (a) the number of Optional Conversion Shares or (b) the quotient obtained by dividing (i) the Returned Value (as defined below) by (ii) the price per share of common stock paid by the public in the QPO.

At any time on or after November 25, 2015, so long as the “Primary Investor” (as defined in the certificate of designation governing the Series H Preferred Stock (the “Series H Certificate of Designation”) and Series I Preferred Stock (the “Series I Certificate of Designation”), respectively) of the respective series of Preferred Shares beneficially owns any shares of such series of Preferred Shares, the respective Primary Investor will have the right to require the Company to redeem all or a portion of such Primary Investor’s Preferred Shares for an amount in cash equal to the Liquidation Amount (as defined below) of such Preferred Shares (the “Optional Redemption Right”). If the Primary Investor of a series of the Preferred Shares elects to exercise its Optional Redemption Right, all other holders of such series of Preferred Shares will have a contingent redemption right to have all or any portion of their Preferred Shares redeemed for an amount in cash equal to the Liquidation Amount of such Preferred Shares.

After the Primary Investor of a series of Preferred Shares no longer beneficially owns any shares of such series of Preferred Shares, each holder of such series will have the right, at any time thereafter, to require the Company to redeem all or a portion of such holder’s Preferred Shares for an amount in cash equal to the Liquidation Amount of such Preferred Shares. Each holder of Preferred Shares may also require the Company to redeem all or a portion of such holder’s Preferred Shares for an amount in cash equal to the Liquidation Amount upon the occurrence of a Redemption Event or a Change of Control (each as defined in the Series H Certificate of Designation and Series I Certificate of Designation). The Company may not redeem, or be required to redeem, any Preferred Shares for so long as such redemption would result in an event of default under the Wells Fargo ABL or the Ares Loan Agreement.

The “Liquidation Amount” of each Preferred Share is equal to the greater of (a) the fair market value of the Optional Conversion Shares and (b) if the applicable reference date occurs (i) on or prior to the one year anniversary of the original date of issuance, an amount equal to the product obtained by multiplying (A) the Stated Value by (B) 1.5; (ii) subsequent to the one year anniversary of the original date of issuance and on or prior to the two year anniversary of the original date of issuance, an amount equal to the product obtained by multiplying (A) the Stated Value by (B) 1.75; and (iii) subsequent to the two year anniversary of the original date of issuance, an amount equal to the product obtained by multiplying (A) the Stated Value by (B) 2.0 (collectively, the “Returned Value”).

In accordance with ASC 480, “Distinguishing Liabilities from Equity,” the Preferred Shares are recorded as mezzanine equity because the Preferred Shares contain terms that allow the holder to redeem the shares for cash, and for which redemption is not solely within the control of the Company. In accordance with ASC 480-10-S99, the Company will recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the Preferred Shares to equal the redemption value at the end of each reporting period. The Preferred Shares were recorded at redemption value as of May 25, 2012, which included a deemed dividend due to the redemption feature and resulted in the Company recording an increase of $66.2 million and $47.7 million to the Series H Preferred Stock and Series I Preferred Stock, respectively, and an offset of $113.9 million to additional paid-in capital. There was no change in the redemption value as of December 31, 2012.

September 2012 Preferred Offering

On September 25, 2012, the Company entered into the September 2012 Subscription Agreements with each of (i) Portman and (ii) Cleantech A and Cleantech B, pursuant to which the Company issued 49,000 shares of Series H Preferred Stock (the “September 2012 Preferred Shares”) for gross proceeds of $49.0 million. In the September 2012 Preferred Offering the Company issued (i) 24,500 shares of Series H Preferred Stock to Portman, and (ii) 20,862 and 3,638 shares of Series H Preferred Stock to Cleantech A and Cleantech B, respectively.

The September 2012 Preferred Shares are entitled to dividends of the same type as any dividends or other distribution of any kind payable or to be made on outstanding shares of common stock, on an as converted basis. Each September 2012 Preferred Share is convertible at any time, at the election of the holder thereof, into the Optional Conversion Shares equal to the quotient obtained by dividing (a) the Stated Value of such September 2012 Preferred Share by (b) the $1.18 conversion price, subject to certain adjustments. The fair market value of common stock was $0.86 per share on the date of the September 2012 Preferred Offering. Consequently, since the conversion price was greater than the fair market value of the common stock there was no deemed dividend due to the beneficial conversion feature on the date of issuance.

In accordance with ASC 480, “Distinguishing Liabilities from Equity,” the September 2012 Preferred Shares are recorded as mezzanine equity because the September 2012 Preferred Shares have certain conditions that allow the holder to redeem the shares for cash, and for which redemption is not solely within the control of the Company. In accordance with ASC 480-10-S99, the Company will recognize changes in the redemption value immediately as they occur and adjust the carrying amount of the September 2012 Preferred Shares to equal the redemption value at the end of each reporting period. The September 2012 Preferred Shares were recorded at redemption value as of September 25, 2012, which included a deemed dividend due to the redemption feature and resulted in the Company recording an increase of $53.6 million to the Series H Preferred Stock and an offset of $53.6 million to additional paid-in capital. There was no change in the redemption value as of December 31, 2012.

The Company initiated the September 2012 Preferred Offering pursuant to the preemptive rights granted to the holders of Preferred Shares (collectively, the “Holders”) in the Series H Certificate of Designation and the Series I Certificate of Designation. On September 25, 2012, the Company offered each Holder the right to purchase its Pro Rata Share (as defined in the Series H Certificate of Designation and the Series I Certificate of Designation) of 51,000 shares of Series H Preferred Stock (the “Offered Shares”) at a purchase price of $1,000 per share. In addition, any Holder, or such Holder’s permitted assignee, that elected to purchase at least 95% of its Pro Rata Share of the Offered Shares would be entitled to receive a Warrant (the “September 2012 Warrants”) to purchase up to 163.2653 shares (rounded to the nearest whole share) of the Company’s common stock with respect to each Offered Share purchased by such Holder or permitted assignee. As further discussed below, an affiliate of Pegasus Capital has agreed to sell shares of common stock equal to the number of shares, if any, issued upon exercise of any September 2012 Warrants, which shares would be sold on the same terms and at the same exercise price as the September 2012 Warrants and having the effect of reducing the dilutive effects of the September 2012 Warrants. Holders owning the right to purchase an aggregate of 49,102 Offered Shares and 8,016,653 September 2012 Warrants assigned their rights to participate in the September 2012 Preferred Offering to Portman and Zouk. In addition, due to the exercise by Portman and Zouk of at least 95% of the Pro Rata Share of Offered Shares assigned to them, each of Portman, Cleantech A and Cleantech B received September 2012 Warrants to purchase 4,000,000, 3,406,041 and 593,959 shares of common stock, respectively.

In connection with the issuance of the September 2012 Warrants, on September 25, 2012, the Company entered into a Commitment Agreement (the “September 2012 Commitment Agreement”) with Pegasus IV, pursuant to which the Company is obligated to buy from Pegasus IV or its affiliates shares of common stock equal to the number of shares, if any, for which the September 2012 Warrants are exercised, up to an aggregate number of shares of common stock equal to the aggregate number of shares of common stock underlying all of the September 2012 Warrants (the “Pegasus Commitment”). The purchase price for any Pegasus Commitment will be equal to the consideration paid to the Company pursuant to the September 2012 Warrants. With respect to any September 2012 Warrants exercised on a cashless basis, the consideration to Pegasus IV in exchange for the number of shares of common stock issued to the exercising holder of September 2012 Warrants would be the reduction in the Pegasus Commitment equal to the reduction in the number of shares underlying the September 2012 Warrants.

Subject to certain limitations, Pegasus IV has the right to cancel its obligations to the Company pursuant to the September 2012 Commitment Agreement with respect to all or a portion of the Pegasus Commitment then outstanding (a “Pegasus Call”). Upon the exercise of a Pegasus Call, the Company will have the obligation to purchase that number of September 2012 Warrants equal to the Pegasus Commitment subject to the Pegasus Call for an amount equal to the consideration paid by Pegasus IV pursuant to such Pegasus Call.

In addition to the rights provided in the Series H Certificate of Designation, the September 2012 Subscription Agreements provide Portman and Zouk, collectively, with the right, within ten (10) business days following September 25, 2015, to require the Company to redeem all or a portion of the outstanding Offered Shares for an amount in cash equal to the product obtained by multiplying (i) the Stated Value, (ii) the number of Offered Shares to be redeemed and (iii) 1.5. In connection with the September 2012 Preferred Offering, the Company committed to submit to the stockholders of the Company an amendment and restatement to the Series H Certificate of Designation and Series I Certificate of Designation (the “Amended Certificates”) which would, among other things, protect Zouk’s right to elect one director to the Company’s board of directors and amend the date on which the Primary Investors (as defined in the Series H Certificate of Designation and Series I Certificate of Designation, as applicable) could require the Company to redeem the shares of Series H Preferred Stock and Series I Preferred Stock from November 25, 2015 to September 25, 2015.

Rollover Offering

As a result of the consummation of the Series H and I Preferred Offering and the issuance of the Preferred Shares in connection therewith, PCA Holdings, Holdings II, Leon Wagner, Continental and certain other holders of the Company’s Series G Preferred Stock were entitled to elect to convert (the “Conversion Right”) all or less than all of their shares of Series G Preferred Stock into the number of shares of Series H Preferred Stock or Series I Preferred Stock equal to the quotient obtained by dividing (i) the aggregate liquidation value of such holders outstanding shares of Series G Preferred Stock by (ii) the Stated Value (the “Rollover Offering”).

Pursuant to the Conversion Right, (a) each of PCA Holdings and Holdings II converted all 17,650 and 14,958 of their shares of Series G Preferred Stock, respectively, into 18,314 and 15,575 shares of Series I Preferred Stock, respectively; (b) Mr. Wagner converted all 6,500 of his shares of Series G Preferred Stock into 6,649 shares of Series I Preferred Stock, (c) Continental converted all 5,000 of its shares of Series G Preferred Stock into 5,176 shares of Series I Preferred Stock and (d) the remaining holders of Series G Preferred Stock collectively converted all 8,250 of the remaining shares of Series G Preferred Stock into 4,346 shares of Series H Preferred Stock and 4,281 shares of Series I Preferred Stock. In total, the Company issued 4,346 shares of Series H Preferred Stock and 50,001 shares of Series I Preferred Stock pursuant to the Rollover Offering.

Settlement of Repurchase Obligation

Pursuant to that certain letter agreement, dated January 17, 2012 from the Company to LSGC Holdings (the “LSGC Letter Agreement”), the Company agreed to indemnify LSGC Holdings for, among other things, the cost of redeeming the LSGC Holdings Class C Interests (the “Repurchase Obligation”) in the event that the Company issued preferred equity securities in excess of $80.0 million. Additionally, under the terms of the LSGC Letter Agreement, in the event that the Company would be required to indemnify LSGC Holdings under the LSGC Letter Agreement, LSGC Holdings agreed to surrender 3,750,000 shares of common stock to the Company less any shares of common stock previously distributed by LSGC Holdings to Continental. Following the consummation of the Series H and I Preferred Offering, the amount of preferred equity issued by the Company exceeded $80.0 million, and, as a result, LSGC Holdings, a related party, was required to redeem 15,000,000 of its issued and outstanding senior preferred member interests held by Continental (the “LSGC Holdings Class C Interests”). See Note 10 for a discussion of the Repurchase Obligation.

On May 25, 2012, in conjunction with the Series H and I Preferred Offering, the Company, LSGC Holdings and Continental entered into that certain Exchange and Redemption Agreement (the “Exchange Agreement”) to, among other things, facilitate LSGC Holdings’ redemption of the LSGC Holdings Class C Interests held by Continental, the Company’s indemnification payment to LSGC Holdings and LSGC Holdings’ surrender of shares of common stock to the Company in accordance with the LSGC Letter Agreement. Pursuant to the Exchange Agreement, the Company made a $16.2 million indemnification payment directly to Continental, which amount represented the cost to redeem the LSGC Holdings Class C Interests. The payment consisted of: (i) a cash payment of $10.2 million, and (ii) in lieu of an additional $6.0 million in cash, 6,000 shares of Series I Preferred Stock at the Stated Value. Continental also surrendered the LSGC Holdings Class C Interests to LSGC Holdings and LSGC Holdings surrendered a total of 2,505,000 shares of common stock with a fair value of $3.8 million to the Company.

Riverwood Warrant

The Riverwood Warrant was issued to Riverwood Management on May 25, 2012 in consideration for services provided in connection with the Series H and I Preferred Offering. The Riverwood Warrant represents the right to purchase 18,092,511 shares of common stock at an exercise price to be determined on the date of exercise. The exercise price will be equal to the difference obtained by subtracting (a) the fair market value for each share of common stock on the day immediately preceding the date of exercise from (b) the quotient obtained by dividing (i) 5% of the amount by which the total equity value of the Company exceeds $500 million by (ii) the number of shares of common stock underlying the Riverwood Warrant. The Riverwood Warrant provides for certain antidilution adjustments and if unexercised, expires on May 25, 2022.

The Riverwood Warrant is considered a derivative financial instrument in accordance with ASC 815-10-15, “Derivatives and Hedging” due to the variable nature of the warrant exercise price. The Riverwood Warrant was recorded as a liability at fair value using the Monte Carlo valuation method at issuance with changes in fair value measured and recorded at the end of each quarter. The change in fair value of the Riverwood Warrant was $8.5 million for the year ended December 31, 2012 and was included in the decrease in fair value of liabilities under derivative contracts in the consolidated statement of operations and comprehensive loss. The change in fair value as of December 31, 2012 was due primarily to fluctuations in the price of the Company’s common stock.

September 2012 Warrants and September 2012 Commitment Agreement

The September 2012 Warrants are exercisable on or after the tenth business day following the third anniversary of the Issuance Date at an exercise price of $0.72 per share of common stock. If unexercised, the September 2012 Warrants expire upon the earlier of (i) a Change of Control of the Company (as defined in the Series H Certificate of Designation) prior to the three-year anniversary of the Issuance Date; (ii) the occurrence of any event that results in holders of shares of Series H Preferred Stock having a right to require the Company to redeem the shares of Series H Preferred Stock prior to the three-year anniversary of the Issuance Date; (iii) consummation of a QPO (as defined in the Series H Certificate of Designation) prior to the three-year anniversary of the Issuance Date or (iv) receipt by the Company of a Redemption Notice (as defined in the Subscription Agreements). The September 2012 Warrants also provide for certain anti-dilution adjustments.

The September 2012 Warrants are considered derivative financial instruments in accordance with ASC 815-10-15, “Derivatives and Hedging” due to the cash settlement feature in the instrument. The September 2012 Warrants were recorded as liabilities at fair value using the Monte Carlo valuation method at issuance with changes in fair value measured and recorded at the end of each quarter. The change in fair value of the September 2012 Warrants was $240,000 for the period from September 25, 2012 (date of issuance) through December 31, 2012 and was included in additional paid-in capital. The change in fair value as of December 31, 2012 was due primarily to fluctuations in the price of the Company’s common stock.

The Pegasus Commitment is classified as a financial instrument under ASC 480, “Distinguishing Liabilities from Equity” due to the Company’s obligation to purchase its own shares in the event the September 2012 Warrants are exercised by the holders. The Pegasus Commitment was recorded as an asset at fair value using the Monte Carlo valuation method at issuance with changes in fair value measured and recorded at the end of each quarter. The change in fair value of the Pegasus Commitment for the period from September 25, 2012 (date of issuance) through December 31, 2012 was $240,000 and was included in additional paid-in capital. The change in fair value of the Pegasus Commitment generally offsets the change in fair value of the September 2012 Warrants for the same period.